Share Capital (Details) - Schedule of stock based compensation - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 109,613	$ 153,990	$ 136,134
Research And Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	16,295	36,723	17,956
Sales and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	7,209	14,837	9,747
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 86,109	$ 102,430	$ 108,431